Expense Example	Feb. 13, 2026 USD ($)
Sterling Capital Ultra Short Bond ETF | Sterling Capital Ultra Short Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Sterling Capital Short Duration Bond ETF | Sterling Capital Short Duration Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	$ 418